Other current assets (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other current assets
Other financial assets	SFr 3,984	SFr 5,130
Trade and other receivables	29,746	20,087
Prepayments	237,449	16,295
Total other current assets	271,179	41,512
Increase (decrease) in other current assets	200,000
Accumulated impairment | Trade and other receivables
Other current assets
Expected loss allowance	SFr 0	SFr 0